EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
EARNINGS PER SHARE [Abstract]
Calculation of Basic and Diluted Earnings Per Share
The following table sets forth the calculation of basic and diluted earnings per common share using the two-class method, in which dividends attributable to SARs, if any, are deducted from net income in determining net income attributable to common shareholders (dollars in thousands, except per share data):

	Years ended
	2019	2018	2017
Numerator
Net income attributable to common shareholders	$225,877	$85,723	$2,598
Denominator
Weighted average shares outstanding-Basic	31,607,781	29,744,083	30,307,357
Dilutive common equivalent shares:
SARs	107,688	39,821	46,068
Weighted average shares outstanding-Diluted	31,715,469	29,783,904	30,353,425
Earnings per share:
Basic
Distributed earnings	$—	$—	$—
Undistributed income	$7.15	$2.88	$0.09
Basic earnings per share	$7.15	$2.88	$0.09
Diluted
Distributed earnings	$—	$—	$—
Undistributed income	$7.12	$2.88	$0.09
Diluted earnings per share	$7.12	$2.88	$0.09